Related party and shareholder transactions (Revenues - related parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenues - related parties			$ 12,618
BORO [Member]
Related Party Transaction [Line Items]
Revenues - related parties			5,482
Mosview [Member]
Related Party Transaction [Line Items]
Revenues - related parties			$ 7,136